Schedule H, Line 4(a) – Schedule of Delinquent Participant Contributions (Details) - EBP Represented Employee	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Nonexempt prohibited transactions	$ 326
Contributions not corrected	326
Contributions corrected outside VFCP	0
Contributions pending correction in VFCP	0
Total fully corrected under VFCP and PTE 2002-51	0
Late remittances corrected in 2026	$ 312